Consolidated Statement of Financial Position - CHF (SFr)	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property and equipment	SFr 46,636	SFr 66,672
Intangible assets	9,115,410	6,765,613
Other non-current receivables	20,001	20,001
Total non-current assets	9,182,047	6,852,286
Current assets
Other receivables	80,861	335,299
Prepayments	277,589	434,231
Derivative financial instruments		219,615
Cash and cash equivalents	11,258,870	1,384,720
Total current assets	11,617,320	2,373,865
Total assets	20,799,367	9,226,151
Equity
Share capital	114,172	1,650,380
Share premium	177,230,300	157,191,707
Foreign currency translation reserve	61,297	(27,565)
Accumulated deficit	(160,635,879)	(152,778,389)
Total shareholders’ (deficit)/equity attributable to owners of the Company	16,769,890	6,036,133
Non-current liabilities
Derivative financial instruments	6,318	4,353
Employee benefit liability	867,376	760,447
Deferred tax liabilities	125,865	147,149
Total non-current liabilities	999,559	911,949
Current liabilities
Loan	523,920
Derivative financial instruments	310,439
Trade and other payables	762,453	938,247
Accrued expenses	1,433,106	1,339,822
Total current liabilities	3,029,918	2,278,069
Total liabilities	4,029,477	3,190,018
Total equity and liabilities	SFr 20,799,367	SFr 9,226,151